Precious metals delivery and purchase agreement	12 Months Ended
Dec. 31, 2025
Precious Metals Delivery And Purchase Agreement [Abstract]
Precious metals delivery and purchase agreement [Text Block]

10.  Precious metals delivery and purchase agreement

On April 3, 2019, the Company entered into a $25 million precious metals delivery and purchase agreement (the "Purchase Agreement") with Sandstorm Gold Ltd. ("Sandstorm"), acquired by Royal Gold, Inc. in October 2025, for the construction and development of the Relief Canyon Mine. The Company initially recorded the advances received on precious metals delivery, net of transaction costs, as deferred revenue though subsequently amended its treatment and recognized the fixed deliveries of precious metals as a financial liability measured at fair value through profit or loss.

The Purchase Agreement was further amended in 2023 and 2024 by which the Company received advances to pay its gold obligations with a final amendment on December 19, 2024, whereby the Company will deliver its remaining fixed ounces of gold over a quarterly fixed deliveries schedule with final delivery in December 2027. The Company shall have the right for Sandstorm to subscribe common shares of the Company for proceeds up to a maximum of $1.9 million per calendar quarter to satisfy the gold delivery obligations under the Purchase Agreement.

The following table summarizes the continuity of the Company’s net metals contract liability during the period discounted using a credit adjusted risk rate of 10.1% (2024: 12.1%):

	Year	Year
	ended	ended
	December 31,	December 31,
	2025	2024

Net metals liability, beginning of year	$-	$36,837
Revision from liabilities to retained earnings	-	(5,183)
Revised net metals liability, beginning of year Revised (1)	$35,804	$31,654
Advance increase (net of financing expense)	-	12,512
Delivery of metals purchased	(18,233)	(18,564)
Revaluation of metals liability	23,455	10,202
Net metals liability, end of year	$41,026	$35,804

Current portion	$21,308	$12,887
Non-current portion	19,718	22,917
	$41,026	$35,804

(1)   Previously the Company used a risk-free rate rather than a credit adjusted risk free rate in determining the fair value of the net metals liability. Approximately $5.2 million was revised from liabilities to retained earnings in fiscal 2024.